SCHEDULE OF RECONCILIATION OF CASH AND RESTRICTED DEPOSITS (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash		$ 7,532	$ 6,672
Restricted deposits	[1]	226
Total cash and restricted deposits shown in the statement of cash flows		$ 7,758	$ 6,672

[1]	As of December 31, 2024 and 2023, the Company’s restricted deposits consisted of bank deposits that were denominated in New Israeli Shekel. Restricted deposits are presented at cost including accrued interest. These bank deposits are used as security for collateralizing the Company’s lease contracts.